Income Tax	12 Months Ended
Jun. 30, 2014
Income Tax [Abstract]
INCOME TAX

Note 15 – INCOME TAX

The following is the income tax expense reflected in the Statement of Operations for the years ended June 30, 2014 and 2013:

INCOME TAX EXPENSE	For the years ended		For the years ended		For the years ended
	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
Income tax expense - current	$-	$-	$-	$-	$-	$-
Income tax expense - deferred	327,539	305,246	-	-	$327,539	$305,246
Total	$327,539	$305,246	$-	$-	$327,539	$305,246

The following are the components of income before income tax reflected in the Statement of Operations for the years ended June 30, 2014 and 2013:

COMPONENTS OF INCOME BEFORE INCOME TAX	For the years ended		For the years ended		For the years ended
	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
(Loss) income from continuing operations	$623,336	$567,998	$(861,245)	$-	$(237,909)	$567,998
Net loss from discontinued operations	-	-	(301,280)	-	(301,280)	-
(Loss) income before Income tax	$623,336	$567,998	$(1,162,525)	$-	$(539,189)	$567,998

Income tax	$327,539	$305,246	$-	$-	$327,539	$305,246
Effective tax rate	53%	54%	-%	-%	(61)%	54%

The Company did not have a United States tax paying entity during the year ended June 30, 2013.

The following is a reconciliation of the provision for income taxes at the US federal income tax rate to the income taxes reflected in the Statement of Operations for the years ended June 30, 2014 and 2013:

INCOME TAX RATE RECONCILIATION

	For the years ended		For the years ended		For the years ended
	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
US statutory rates	34%	34%	34%	-%	34%	34%
Tax rate difference	(4)%	(4)%	-%	-%	(4)%	(4)%
Research and development grant income	(30)%	(28)%	-%	-%	34%	(28)%
Research and development grant eligible expenditure	28%	24%	-%	-%	(31)%	25%
Research and development grant eligible amortization	25%	27%	-%	-%	(29)%	27%
USA losses	-%	-%	(34)%	-%	(65)%	-%
Tax expenses at actual rate	53%	54%	-%	-%	(61)%	54%

The following are the components of deferred tax reflected in the Statement of Operations for the years ended June 30, 2014 and 2013:

COMPONENTS OF DEFERRED TAX EXPENSE	For the years ended		For the years ended		For the years ended
	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
Tax losses carried forward	$331,073	$348,179	$-	$-	$331,073	$348,179
Doubtful debts reserve	14,939	(18,827)	-	-	14,939	(18,827)
Accruals	(18,473)	(24,106)	-	-	(18,473)	(24,106)
	$327,539	$305,246	$-	$-	$327,539	$305,246

The following are the components of deferred tax reflected in the Balance Sheet as of June 30, 2014 and 2013:

COMPONENTS OF DEFERRED TAX ASSET	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
Tax losses carried forward	$1,303,475	$1,592,888	$-	$-	$1,303,475	$1,592,888
Doubtful debts reserve	211,021	219,442	-	-	211,021	219,442
Accruals	56,991	36,891	-	-	56,991	36,891
	$1,571,487	$1,849,221	$-	$-	$1,571,487	$1,849,221

Deferred tax assets - current	$282,600	$718,767	$-	$-	$282,600	$718,767
Deferred tax assets - non current	1,288,887	1,130,454	-	-	1,288,887	1,130,454
	$1,571,487	$1,849,221	$-	$-	$1,571,487	$1,849,221

Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimate the Company are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company consider three years of cumulative operating income (loss).

As of June 30, 2014, Moneytech had approximately $4,344,915 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia. The NOLs can be carried forward without expiration in Australia. Management believes that all NOLs will be utilized in the near future and therefore no allowance was made.

As of June 30, 2014, Source had NOL’s of approximately $13 million dollars to offset future taxable income in the US. Federal NOLs can generally be carried forward 20 years. However, under Internal Revenue Code section 382 due to the change in ownership there are certain limitations placed on the NOL carryover and Source may only use approximately $161,500 per year of the available NOL. The deferred tax assets of the US entities at June 30, 2014 were fully reserved. Management believes it is more likely than not that these assets will not be realized in the near future.